The Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Depreciation, property, plant and equipment	$ 22,021	$ 19,928	$ 19,964
Cost of Revenues
Statement [line items]
Depreciation, property, plant and equipment	7,174	4,680	5,586
Operating Expenses
Statement [line items]
Depreciation, property, plant and equipment	$ 14,847	$ 15,248	$ 14,378